Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2020
Financial asset at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
2 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	30 June 2020	31 December 2019
Trading assets	53,781	49,254
Non-trading derivatives	2,488	2,257
Designated at fair value through profit or loss	3,700	3,076
Mandatorily measured at fair value through profit or loss	51,142	41,600
	111,110	96,187

Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets.

A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).

Part of the trading assets are sold subject to repurchase agreements, securities lending and similar agreements comparable to collateralised lending, and continue to be recognised in the consolidated statement of financial position.

From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.

As at 30 June 2020, Trading Assets include Loans and receivables of EUR 14,344 million (31 December 2019: EUR 11,969 million) with regard to reverse repurchase transactions.

Reference is made to Note 9 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

Financial assets ‘Mandatorily measured at fair value through profit or loss’ mainly include reverse repurchase agreements. The related repurchase financial liabilities are classified as financial liabilities ‘Designated at fair value through profit or loss’. As at 30 June 2020, Financial assets mandatorily measured at fair value through profit or loss include Loans and receivables of EUR 49,048 million (31 December 2019: EUR 38,985 million) with regard to reverse repurchase transactions.